Note 7 - Commitments and Contingencies	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Commitments and Contingencies Disclosure [Text Block]
7
.     Commitments and Contingencies

License agreement

On
December 22, 2011,
we entered into an exclusive license agreement with the University of Florida research Foundation (“UFRF”). The license agreement requires the company to pay royalties to UFRF ranging from
2.5%
to
5%
of net sales of licensed products developed from the licensed technology. Minimum annual royalties are required after the initial occurrence of a commercial sale of a marketed product. Royalties are payable for the longer of (i) the last to expire of the claims in the licensed patents or (ii)
ten
(
10
) years from the
first
commercial sale of a licensed product in each country in which licensed product is sold. The minimum annual royalties are as follows:

●	$50,000 is due 270 days after occurrence of first commercial sale;
●	$100,000 is due on the first anniversary date of the first payment;
●	$100,000 is due on the second anniversary date of the first payment; and
●	$300,000 is due on the third anniversary date of the first payment and subsequent anniversary dates thereafter, continuing for the life of the license agreement.

In addition, the company is subject to
six
different milestone payments under the license agreement.

●	$50,000 is due upon enrollment of the first subject in a Phase 1 clinical trial;
●	$300,000 is due upon enrollment of the first subject in a Phase ii clinical trial;
●	$3,000,000 is due upon approval of a new drug application;
●	$2,000,000 is due upon approval to manufacture and market in either the European Union or Japan ( one time only);
●	$1,000,000 is due upon the first time annual net sales of licensed product or licensed process by the Company reaches $100,000,000; and
●	$3,000,000 is due upon the first time annual net sales of licensed product or licensed process by the Company reaches $500,000,000.

The license agreement is subject to customary and usual termination provisions. The Company must also pay an annual license maintenance fee of
$10,000.

On
January 4, 2016,
we enrolled the
first
patient in our Phase
1
clinical trial of SBP-
101
in patients with previously treated pancreatic cancer. Accordingly, we recorded a milestone obligation of
$50,000
as a license expense as of this date.

Clinical
trials

We are currently conducting a Phase
1
study in patients with previously treated pancreatic cancer, for a duration of approximately
24
-
36
months. The
first
patient was enrolled in
January 2016.
This study is expected to include a dose-escalation phase with
8
-week cycles of treatment at each dose level. At least
two
cycles of therapy at each dose level are anticipated in this trial, with continued treatment permitted for patients with clinical responses or stable disease. The projected safety profile, which is supported by early results from the Phase
1
study, suggests that repeat cycles would be well tolerated. Additional clinical trials will be subsequently required if the results of the Phase
1
pancreatic cancer trial are positive. We estimate the total time and cost to obtain FDA and EU approval and bring SBP-
101
to market is
5
to
7
years and up to
two
-hundred million dollars (
$200
million). Clinical trial costs are expensed as incurred.

Indemnification
of directors and officers

The Company, as permitted under Delaware law and in accordance with its bylaws, will indemnify and advance expenses to its directors and officers to the fullest extent permitted by law or, if applicable, pursuant to indemnification agreements. They further provide that we may
choose to indemnify other employees or agents of our Company from time to time. The Company has secured insurance on behalf of any officer, director, employee or other agent for any liability arising out of his or her actions in connection with their services to the Company as of
December 31, 2016
there was
no
pending litigation or proceeding involving any director or officer of the Company as to which indemnification is required or permitted, and we are not
aware of any threatened litigation or proceeding that
may
result in a claim for indemnification. Insofar as indemnification for liabilities arising under the Securities Act may
be permitted to directors, officers and controlling persons of the Company, the Company has been advised that, in the opinion of the SEC, such indemnification is against public policy as expressed in the Securities Act and is therefore unenforceable.

The Company believes the fair value of these indemnification agreements is minimal. Accordingly, the Company had not
recorded any liabilities for these obligations as of
December
31,
2016
or
2015.